Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2021		$ 24,991	$ 27,912	$ 5,200	$ 4,617	$ 628	$ 58,102
Tax (expense) / benefit		4					4
Dividends			(4,200)				(4,200)
Translation effects recognized directly in retained earnings			(13)	13		13	0
Share of changes in retained earnings of associates and joint ventures			0				0
New consolidations / (deconsolidations) and other increases / (decreases)		4	3	(3)			4
Total comprehensive income for the period	$ 844		4,890	(4,055)	(801)	(3,355)	835	$ 9
of which: net profit / (loss)	3,986		3,968				3,968	18
of which: OCI, net of tax	(3,142)		922	(4,055)	(801)	(3,355)	(3,133)
Balance at Jun. 30, 2022	55,085	24,999	28,592	1,154	3,815	(2,713)	54,746	339
Equity attributable to non-controlling interests	342
Balance at Dec. 31, 2022	56,940	24,985	31,746	(133)	4,098	(4,234)	56,598
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2022	56,598
Total comprehensive income for the period	1,804						1,791	13
of which: net profit / (loss)	1,012						1,004	8
of which: OCI, net of tax	792						787
Equity attributable to shareholders at the end of the period at Mar. 31, 2023	58,386
Balance at Mar. 31, 2023	58,738
Balance at Dec. 31, 2022	56,940	24,985	31,746	(133)	4,098	(4,234)	56,598
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2022	56,598
Premium on shares issued and warrants exercised		(5)					(5)
Tax (expense) / benefit		(1)					(1)
Dividends			(6,000)				(6,000)
Translation effects recognized directly in retained earnings			48	(48)		(48)	0
Share of changes in retained earnings of associates and joint ventures			0				0
New consolidations / (deconsolidations) and other increases / (decreases)		0					0
Total comprehensive income for the period	2,343		2,012	317	246	64	2,329	14
of which: net profit / (loss)	2,136		2,124				2,124	12
of which: OCI, net of tax	207		(112)	317	246	64	206
Equity attributable to shareholders at the end of the period at Jun. 30, 2023	52,922
Balance at Jun. 30, 2023	53,274	24,979	27,806	136	4,344	(4,218)	52,922	352
Equity attributable to non-controlling interests	352
Balance at Mar. 31, 2023	58,738
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2023	58,386
Total comprehensive income for the period	539						538	1
of which: net profit / (loss)	1,124						1,120	4
of which: OCI, net of tax	(585)						(582)
Equity attributable to shareholders at the end of the period at Jun. 30, 2023	52,922
Balance at Jun. 30, 2023	53,274	$ 24,979	$ 27,806	$ 136	$ 4,344	$ (4,218)	$ 52,922	$ 352
Equity attributable to non-controlling interests	$ 352